Consolidated statement of changes in equity - EUR (€) € in Thousands	Issued capital [member]	Share premium [member]	Sharebased Payment Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2020	€ 1	€ 194,053	€ 1,438	€ (188,128)	€ 7,364
Beginning balance (in Shares) at Dec. 31, 2020	12,054,217
IfrsStatementLineItems [Line Items]
Loss during the year				23,564	23,564
Total comprehensive income for the year				23,564	23,564
Issue of share capital:
Vesting of shares			(134)	134
Vesting of shares (in Shares)	10,000
Exercise of warrants	€ 1	10,050			10,051
Exercise of Warrants, shares	1,059,506
Derecognition of warrant liability on exercise		9,374			9,374
Share based payments:
Equity-settled share-based compensation			(841)		(841)
Ending balance, value at Dec. 31, 2021	€ 2	213,477	463	(164,430)	49,512
Ending balance (in Shares) at Dec. 31, 2021	13,123,723
IfrsStatementLineItems [Line Items]
Loss during the year				(27,347)	(27,347)
Total comprehensive income for the year				(27,347)	(27,347)
Issue of share capital:
ATM – share sales		3,679			3,679
ATM share sales, shares	681,926
Share based payments:
Equity-settled share-based compensation			3,509		3,509
Ending balance, value at Dec. 31, 2022	€ 2	217,156	3,972	(191,777)	29,353
Ending balance (in Shares) at Dec. 31, 2022	13,805,649
IfrsStatementLineItems [Line Items]
Loss during the year				(31,016)	(31,016)
Total comprehensive income for the year
Issue of share capital:
Equity incentive plan
Equity incentive plan, shares	10,000
ATM – share sales		3,001			3,001
ATM share sales, shares	1,103,368
Share based payments:
Share based payments			(1,042)		(1,042)
Equity-settled share-based compensation			2,435		2,435
Ending balance, value at Dec. 31, 2023	€ 2	€ 220,157	€ 5,365	€ (222,793)	€ 2,731
Ending balance (in Shares) at Dec. 31, 2023	14,919,017